RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)		3 Months Ended	5 Months Ended
	Sep. 15, 2020	Mar. 31, 2021	Dec. 31, 2020	Nov. 09, 2020	Oct. 20, 2020
Related Party Transaction [Line Items]
Common stock, shares issued		2,949,428	3,574,009
Common stock, shares outstanding		2,949,428	3,574,009
Founder Shares
Related Party Transaction [Line Items]
Shares no longer subject to forfeiture				381,250
Maximum shares subject to forfeiture				368,750
Common stock, shares issued				5,381,250
Common stock, shares outstanding				5,381,250
Sponsor | Founder Shares
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		30 days
Sponsor | Private Placement | Founder Shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		150 days
Class B common stock
Related Party Transaction [Line Items]
Issuance of Class B Ordinary Shares to Sponsor			$ 25,000
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%
Common stock, shares issued		5,381,250	5,381,250	5,381,250
Common stock, shares outstanding	5,750,000	5,381,250	5,381,250	5,381,250
Class B common stock | Founder Shares
Related Party Transaction [Line Items]
Common stock, shares outstanding					5,750,000
Class B common stock | Maximum | Founder Shares
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		20 days
Class B common stock | Over-allotment | Maximum | Founder Shares
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture		750,000
Class B common stock | Sponsor | Founder Shares
Related Party Transaction [Line Items]
Issuance of Class B Ordinary Shares to Sponsor	$ 25,000
Issuance of Class B Ordinary Shares to Sponsor (in shares)	8,625,000
Shares surrendered					2,875,000
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%